TCW Concentrated Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2026

Issues	Shares	Value
COMMON STOCK — 98.1% of Net Assets

Aerospace & Defense — 2.6%
General Electric Co.	58,085	$17,819,897

Broadline Retail — 5.9%
Amazon.com, Inc.(1)	173,383	41,490,552

Capital Markets — 2.6%
S&P Global, Inc.	34,942	18,442,038

Commercial Services & Supplies — 1.7%
Waste Connections, Inc. (Canada)	71,028	11,904,293

Communications Equipment — 1.9%
Arista Networks, Inc.(1)	94,952	13,458,497

Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	22,664	21,309,826

Electrical Equipment — 2.0%
Eaton Corp. PLC	40,173	14,117,596

Entertainment — 1.5%
Spotify Technology SA(1)	21,338	10,676,468

Financial Services — 6.7%
Mastercard, Inc.	41,602	22,414,742
Visa, Inc.	77,018	24,786,703

		47,201,445

Health Care Equipment & Supplies — 5.9%
Boston Scientific Corp.(1)	183,638	17,175,662
IDEXX Laboratories, Inc.(1)	10,509	7,045,864
Intuitive Surgical, Inc.(1)	34,452	17,371,388

		41,592,914

Health Care REITs — 1.4%
Welltower, Inc.	50,319	9,478,087

Interactive Media & Services — 13.5%
Alphabet, Inc. — Class C	178,109	60,295,240
Meta Platforms, Inc.	47,815	34,259,447

		94,554,687

IT Services — 2.0%
Shopify, Inc.(1)	105,302	13,818,781

Semiconductors & Semiconductor Equipment — 25.7%
ASML Holding NV (Netherlands)	16,397	23,332,931
Broadcom, Inc.	121,904	40,386,795
NVIDIA Corp.	608,662	116,333,568

		180,053,294

Software — 19.2%
Cadence Design Systems, Inc.(1)	49,116	14,556,018
Crowdstrike Holdings, Inc.(1)	38,222	16,871,382
Microsoft Corp.	112,399	48,364,166
Oracle Corp.	35,885	5,905,953
Palo Alto Networks, Inc.(1)	83,469	14,771,509
ServiceNow, Inc.(1)	196,262	22,964,617
Tyler Technologies, Inc.(1)	29,564	10,920,941

		134,354,586

Specialty Retail — 2.5%
O’Reilly Automotive, Inc.(1)	175,354	17,256,587

Total Common Stock
(Cost: $261,574,191)		687,529,548

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%%(2)	3,346,701	$3,346,701
TCW Central Cash Fund, 3.65%(2)(3)	11,260,000	11,260,000

Total Money Market Investments
(Cost: $14,606,701)		14,606,701

Total Investments (100.2%) (Cost: $276,180,892)		702,136,249
Liabilities In Excess Of Other Assets (-0.2%)		(1,088,852)

Net Assets (100.0%)		$701,047,397

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(3)	Affiliated issuer.

TCW Concentrated Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2026

The summary of the TCW Concentrated Large Cap Growth Fund transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$5,270,000	$59,100,000	$53,110,000	11,260,000	$11,260,000	$58,609	$-	$-	$-

Total					$11,260,000	$58,609	$-	$-	$-

TCW Concentrated Large Cap Growth Fund

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Semiconductors & Semiconductor Equipment	$180,053,294	$—	$—	$180,053,294
Software	134,354,586	—	—	134,354,586
Interactive Media & Services	94,554,687	—	—	94,554,687
Financial Services	47,201,445	—	—	47,201,445
Health Care Equipment & Supplies	41,592,914	—	—	41,592,914
Broadline Retail	41,490,552	—	—	41,490,552
Consumer Staples Distribution & Retail	21,309,826	—	—	21,309,826
Capital Markets	18,442,038	—	—	18,442,038
Aerospace & Defense	17,819,897	—	—	17,819,897
Specialty Retail	17,256,587	—	—	17,256,587
Electrical Equipment	14,117,596	—	—	14,117,596
IT Services	13,818,781	—	—	13,818,781
Communications Equipment	13,458,497	—	—	13,458,497
Commercial Services & Supplies	11,904,293	—	—	11,904,293
Entertainment	10,676,468	—	—	10,676,468
Health Care REITs	9,478,087	—	—	9,478,087

Total Common Stock	687,529,548	—	—	687,529,548

Money Market Investments	14,606,701	—	—	14,606,701

Total Investments	$702,136,249	$—	$—	$702,136,249

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2026

Issues	Shares	Value
COMMON STOCK — 86.5% of Net Assets

Australia — 8.5%
Dexus	368,086	$1,727,576
Goodman Group	61,353	1,311,224
Mirvac Group	562,707	786,182

Total Australia
(Cost: $3,541,149)		3,824,982

Belgium — 2.3% (Cost: $1,258,835)
Shurgard Self Storage Ltd.	28,849	1,050,953

Canada — 4.8%
Brookfield Corp.	20,544	941,673
Killam Apartment Real Estate Investment Trust	91,983	1,191,435

Total Canada
(Cost: $2,199,941)		2,133,108

Japan — 2.0%
Mitsubishi Estate Co. Ltd.	19,800	506,257
Mitsui Fudosan Co. Ltd.	32,300	371,581

Total Japan
(Cost: $478,516)		877,838

Singapore — 2.3% (Cost: $1,007,023)
CapitaLand Ascendas REIT	457,000	1,025,199

Spain — 6.3%
Cellnex Telecom SA(1)(2)	37,215	1,155,242
Merlin Properties Socimi SA	113,345	1,693,057

Total Spain
(Cost: $2,762,555)		2,848,299

United Kingdom — 2.8% (Cost: $1,360,254)
Segro PLC	118,481	1,237,922

United States — 57.5%
American Tower Corp.	4,510	808,553
CBRE Group, Inc.(1)	8,115	1,382,228
Cousins Properties, Inc.	41,172	1,039,181
Crown Castle, Inc.	9,303	807,593
Digital Realty Trust, Inc.	9,894	1,641,909
Equinix, Inc.	3,763	3,089,160
Essential Properties Realty Trust, Inc.	22,105	671,108
Gaming & Leisure Properties, Inc.	8,843	395,724
Iron Mountain, Inc.	26,551	2,446,144
Jones Lang LaSalle, Inc.(1)	3,997	1,430,566
Kimco Realty Corp.	40,706	858,083
Lennar Corp.	6,340	693,279
Mid-America Apartment Communities, Inc.	8,516	1,143,699
NexPoint Residential Trust, Inc.	13,626	411,778
Phillips Edison & Co., Inc.	18,244	660,980
Prologis, Inc.	4,283	559,188
Public Storage	2,758	761,732
SBA Communications Corp.	6,415	1,181,066
STAG Industrial, Inc.	23,689	888,574
Travel & Leisure Co.	19,983	1,389,618
Welltower, Inc.	18,487	3,482,211

Total United States
(Cost: $23,622,697)		25,742,374

Total Common Stock
(Cost: $36,230,970)		38,740,675

MONEY MARKET INVESTMENTS — 1.6% of Net Assets

United States — 1.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(3)	169,464	169,464

Issues	Shares	Value
TCW Central Cash Fund, 3.65%(3)(4)	560,000	$560,000
Total Money Market Investments
(Cost: $729,464)		729,464
Total Investments (88.1%) (Cost: $36,960,434)		39,470,139

Excess Of Other Assets Over Liabilities (11.9%)		5,322,957

Net Assets (100.0%)		$44,793,096

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2026

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $1,155,242 or 2.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(4)	Affiliated issuer.

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2026

The summary of the TCW Global Real Estate Fund transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments

TCW Central Cash Fund	$330,000	$2,530,000	$2,300,000	560,000	$560,000	$2,798	$-	$-	$-

Total					$560,000	$2,798	$-	$-	$-

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Specialized REITs	$8,308,906	$—	$—	$8,308,906
Industrial REITs	1,447,762	3,574,345	—	5,022,107
Diversified REITs	1,852,174	2,479,239	—	4,331,413
Health Care REITs	3,482,211	—	—	3,482,211
Real Estate Services	2,812,794	—	—	2,812,794
Office REITs	1,039,181	1,727,576	—	2,766,757
Multi-Family Residential REITs	2,335,134	—	—	2,335,134
Data Center REITs	1,641,909	—	—	1,641,909
Retail REITs	1,519,063	—	—	1,519,063
Hotels, Resorts & Cruise Lines	1,389,618	—	—	1,389,618
Wireless Telecommunication Services	—	1,155,242	—	1,155,242
Self Storage REITs	—	1,050,953	—	1,050,953
Asset Management & Custody Banks	941,673	—	—	941,673
Diversified Real Estate Activities	—	877,838	—	877,838
Homebuilding	693,279	—	—	693,279
Single-Family Residential REITs	411,778	—	—	411,778
Total Common Stock	27,875,482	10,865,193	—	38,740,675
Money Market Investments	729,464	—	—	729,464
Total Investments	$28,604,946	$10,865,193	$—	$39,470,139

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2026

Issues	Shares	Value

COMMON STOCK — 98.1% of Net Assets

Air Freight & Logistics — 2.0%
United Parcel Service, Inc. — Class B	95,095	$10,100,991

Banks — 4.0%
JPMorgan Chase & Co.	67,126	20,533,172

Beverages — 2.0%
Keurig Dr. Pepper, Inc.	365,664	10,033,820

Biotechnology — 3.2%
AbbVie, Inc.	56,565	12,614,561
Amgen, Inc.	11,398	3,896,748

		16,511,309

Broadline Retail — 3.2%
Amazon.com, Inc.(1)	68,027	16,278,861

Building Products — 2.4%
Johnson Controls International PLC (Ireland)	103,131	12,299,403

Capital Markets — 10.3%
Bank of New York Mellon Corp.	157,552	18,893,636
Intercontinental Exchange, Inc.	108,783	18,904,309
Morgan Stanley	81,251	14,852,683

		52,650,628

Chemicals — 2.0%
DuPont de Nemours, Inc.	231,951	10,187,288

Communications Equipment — 1.0%
Cisco Systems, Inc.	68,772	5,386,223

Construction & Engineering — 1.4%
API Group Corp.(1)	176,786	7,348,994

Consumer Staples Distribution & Retail — 1.7%
Dollar Tree, Inc.(1)	74,051	8,707,657

Electric Utilities — 2.2%
Entergy Corp.	117,372	11,254,801

Electrical Equipment — 2.7%
AMETEK, Inc.	61,066	13,677,563

Energy Equipment & Services — 3.3%
Baker Hughes Co.	206,279	11,559,875
TechnipFMC PLC	97,456	5,430,248

		16,990,123

Entertainment — 3.1%
Walt Disney Co.	140,895	15,892,956

Financial Services — 4.9%
Apollo Global Management, Inc.	119,923	16,134,440
Equitable Holdings, Inc.	193,142	8,961,789

		25,096,229

Ground Transportation — 2.3%
CSX Corp.	316,565	11,953,494

Health Care Equipment & Supplies — 1.2%
Medtronic PLC	57,321	5,901,770

Health Care Providers & Services — 3.5%
McKesson Corp.	12,452	10,350,227
UnitedHealth Group, Inc.	25,849	7,416,854

		17,767,081

Issues	Shares	Value

Household Durables — 1.4%
Lennar Corp.	66,440	$7,265,214

Household Products — 3.8%
Church & Dwight Co., Inc.	59,232	5,701,080
Procter & Gamble Co.	89,534	13,588,575

		19,289,655

Interactive Media & Services — 2.9%
Meta Platforms, Inc.	21,092	15,112,418

IT Services — 3.2%
International Business Machines Corp.	53,909	16,533,890

Machinery — 2.2%
Xylem, Inc.	83,657	11,533,791

Metals & Mining — 2.1%
Freeport-McMoRan, Inc.	179,759	10,826,885

Multi-Utilities — 2.3%
NiSource, Inc.	260,977	11,558,671

Oil, Gas & Consumable Fuels — 3.0%
Exxon Mobil Corp.	107,681	15,226,093

Pharmaceuticals — 5.0%
Merck & Co., Inc.	126,238	13,920,264
Pfizer, Inc.	440,899	11,657,370

		25,577,634

Real Estate Management & Development — 2.1%
Jones Lang LaSalle, Inc.(1)	29,756	10,649,970

Semiconductors & Semiconductor Equipment — 3.3%
Intel Corp.(1)	358,702	16,668,882

Software — 2.4%
Roper Technologies, Inc.	14,379	5,337,916
Salesforce, Inc.	33,574	7,127,425
		12,465,341

Specialized REITs — 4.8%
American Tower Corp.	55,383	9,929,064
Equinix, Inc.	17,752	14,573,150

		24,502,214

Technology Hardware, Storage & Peripherals — 1.6%
NetApp, Inc.	86,459	8,330,325

Textiles, Apparel & Luxury Goods — 1.6%
Tapestry, Inc.	64,420	8,175,542
Total Common Stock
(Cost: $355,728,413)		502,288,888

MONEY MARKET INVESTMENTS —1.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(2)	931,524	931,524

TCW Central Cash Fund, 3.65%(2)(3)	8,000,000	8,000,000
Total Money Market Investments
(Cost: $8,931,524)		8,931,524

Total Investments (99.8%) (Cost: $364,659,937)		511,220,412
Excess Of Other Assets Over Liabilities (0.2%)		818,247

Net Assets (100.0%)		$512,038,659

Notes to the Schedule of Investments:
REIT Real Estate Investment Trust.

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2026

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(3)	Affiliated issuer.

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2026

The summary of the TCW Relative Value Large Cap Fund transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$2,600,000	$24,200,000	$18,800,000	8,000,000	$8,000,000	$44,302	$-	$-	$-

Total					$8,000,000	$44,302	$-	$-	$-

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$52,650,628	$—	$—	$52,650,628
Pharmaceuticals	25,577,634	—	—	25,577,634
Financial Services	25,096,229	—	—	25,096,229
Specialized REITs	24,502,214	—	—	24,502,214
Banks	20,533,172	—	—	20,533,172
Household Products	19,289,655	—	—	19,289,655
Health Care Providers & Services	17,767,081	—	—	17,767,081
Energy Equipment & Services	16,990,123	—	—	16,990,123
Semiconductors & Semiconductor Equipment	16,668,882	—	—	16,668,882
IT Services	16,533,890	—	—	16,533,890
Biotechnology	16,511,309	—	—	16,511,309
Broadline Retail	16,278,861	—	—	16,278,861
Entertainment	15,892,956	—	—	15,892,956
Oil, Gas & Consumable Fuels	15,226,093	—	—	15,226,093
Interactive Media & Services	15,112,418	—	—	15,112,418
Electrical Equipment	13,677,563	—	—	13,677,563
Software	12,465,341	—	—	12,465,341
Building Products	12,299,403	—	—	12,299,403
Ground Transportation	11,953,494	—	—	11,953,494
Multi-Utilities	11,558,671	—	—	11,558,671
Machinery	11,533,791	—	—	11,533,791
Electric Utilities	11,254,801	—	—	11,254,801
Metals & Mining	10,826,885	—	—	10,826,885
Real Estate Management & Development	10,649,970	—	—	10,649,970
Chemicals	10,187,288	—	—	10,187,288
Air Freight & Logistics	10,100,991	—	—	10,100,991
Beverages	10,033,820	—	—	10,033,820
Consumer Staples Distribution & Retail	8,707,657	—	—	8,707,657
Technology Hardware, Storage & Peripherals	8,330,325	—	—	8,330,325
Textiles, Apparel & Luxury Goods	8,175,542	—	—	8,175,542
Construction & Engineering	7,348,994	—	—	7,348,994
Household Durables	7,265,214	—	—	7,265,214
Health Care Equipment & Supplies	5,901,770	—	—	5,901,770
Communications Equipment	5,386,223	—	—	5,386,223
Total Common Stock	502,288,888	—	—	502,288,888
Money Market Investments	8,931,524	—	—	8,931,524
Total Investments	$511,220,412	$—	$—	$511,220,412

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2026

Issues	Shares	Value
COMMON STOCK — 98.4% of Net Assets

Air Freight & Logistics — 5.7%

CH Robinson Worldwide, Inc.	24,830	$4,840,608

FedEx Corp.	7,339	2,364,993

		7,205,601

Banks — 2.9%

Popular, Inc.	27,073	3,615,058

Beverages — 1.8%

Keurig Dr. Pepper, Inc.	82,012	2,250,409

Broadline Retail — 2.6%

eBay, Inc.	35,345	3,224,171

Capital Markets — 3.1%

ARES Management Corp.	11,908	1,782,270

Interactive Brokers Group, Inc.	28,772	2,154,448

		3,936,718

Chemicals — 3.9%

Corteva, Inc.	16,418	1,195,230

DuPont de Nemours, Inc.	83,541	3,669,121

		4,864,351

Construction & Engineering — 5.6%

Arcosa, Inc.	38,498	4,406,866

MasTec, Inc.(1)	10,738	2,582,274

		6,989,140

Consumer Finance — 3.4%
LendingClub Corp.(1)	122,085	2,064,458

OneMain Holdings, Inc.	34,041	2,231,047

		4,295,505

Consumer Staples Distribution & Retail — 2.1%

Dollar Tree, Inc.(1)	21,912	2,576,632

Electric Utilities — 2.9%

Entergy Corp.	37,860	3,630,395

Electronic Equipment, Instruments & Components — 4.3%

Avnet, Inc.	37,663	2,349,795

Jabil, Inc.	13,068	3,099,599

		5,449,394

Energy Equipment & Services — 5.5%

Baker Hughes Co.	45,422	2,545,449

TechnipFMC PLC	77,395	4,312,449

		6,857,898

Financial Services — 4.6%

Corpay, Inc.(1)	7,507	2,361,927

Equitable Holdings, Inc.	74,235	3,444,504

		5,806,431

Health Care Equipment & Supplies — 1.0%

GE HealthCare Technologies, Inc.	15,347	1,211,953

Health Care Providers & Services — 4.6%

Centene Corp.(1)	46,913	2,032,271

Henry Schein, Inc.(1)	15,538	1,172,808

Quest Diagnostics, Inc.	13,621	2,547,536

		5,752,615

Hotels, Restaurants & Leisure — 1.0%

Travel & Leisure Co.	18,414	1,280,510

Issues	Shares	Value
Household Durables — 2.4%

Lennar Corp.	10,773	$1,178,028

Toll Brothers, Inc.	12,823	1,852,795

		3,030,823

Household Products — 1.0%

Church & Dwight Co., Inc.	13,075	1,258,469

Insurance — 2.2%

RenaissanceRe Holdings Ltd.	9,647	2,717,560

Life Sciences Tools & Services — 0.9%

Charles River Laboratories International, Inc.(1)	5,671	1,193,632

Machinery — 2.6%

AGCO Corp.	28,933	3,281,292

Media — 3.5%

Fox Corp.	35,087	2,553,632

Omnicom Group, Inc.	23,257	1,791,719

		4,345,351

Metals & Mining — 2.5%

Freeport-McMoRan, Inc.	51,663	3,111,662

Multi-Utilities — 4.8%

NiSource, Inc.	78,605	3,481,415

Sempra	29,786	2,591,680

		6,073,095

Oil, Gas & Consumable Fuels — 2.2%

Marathon Petroleum Corp.	8,281	1,459,029

Range Resources Corp.	34,257	1,296,628

		2,755,657

Pharmaceuticals — 2.2%

Teva Pharmaceutical Industries Ltd.(1)	80,584	2,746,303

Professional Services — 2.0%

Jacobs Solutions, Inc.	18,371	2,484,861

Real Estate Management & Development — 5.1%

CBRE Group, Inc.(1)	7,101	1,209,513

Jones Lang LaSalle, Inc.(1)	14,647	5,242,308

		6,451,821

Semiconductors & Semiconductor Equipment — 6.5%

Microchip Technology, Inc.	17,557	1,332,927

ON Semiconductor Corp.(1)	64,828	3,882,549

Qnity Electronics, Inc.	29,921	2,877,802

		8,093,278

Specialized REITs — 5.5%

Equinix, Inc.	4,030	3,308,348

Iron Mountain, Inc.	20,886	1,924,227

SBA Communications Corp.	9,262	1,705,227

		6,937,802

Total Common Stock

(Cost: $92,823,441)		123,428,387

Money Market Investments — 1.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(2)	629,592	629,592

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2026

Issues	Shares	Value
TCW Central Cash Fund, 3.65%(2)(3)	1,437,000	$1,437,000

		2,066,592

Total Money Market Investments
(Cost: $2,066,592)		2,066,592

Total Investments (100.1%) (Cost: $94,890,033)		125,494,979
Liabilities In Excess Of Other Assets (-0.1%)		(101,482)

Net Assets (100.0%)		$125,393,497

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts,
typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a
foreign corporation.
Sponsored ADRs are ADRs issued with the cooperation of the
foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2026.
(3)	Affiliated issuer.

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2026

The summary of the TCW Relative Value Mid Cap Fund transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$667,000	$15,270,000	$14,500,000	1,437,000	$1,437,000	$10,864	$-	$-	$-

Total					$1,437,000	$10,864	$-	$-	$-

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stock
Semiconductors & Semiconductor Equipment	$8,093,278	$—	$—	$8,093,278
Air Freight & Logistics	7,205,601	—	—	7,205,601
Construction & Engineering	6,989,140	—	—	6,989,140
Specialized REITs	6,937,802	—	—	6,937,802
Energy Equipment & Services	6,857,898	—	—	6,857,898
Real Estate Management & Development	6,451,821	—	—	6,451,821
Multi-Utilities	6,073,095	—	—	6,073,095
Financial Services	5,806,431	—	—	5,806,431
Health Care Providers & Services	5,752,615	—	—	5,752,615
Electronic Equipment, Instruments & Components	5,449,394	—	—	5,449,394
Chemicals	4,864,351	—	—	4,864,351
Media	4,345,351	—	—	4,345,351
Consumer Finance	4,295,505	—	—	4,295,505
Capital Markets	3,936,718	—	—	3,936,718
Electric Utilities	3,630,395	—	—	3,630,395
Banks	3,615,058	—	—	3,615,058
Machinery	3,281,292	—	—	3,281,292
Broadline Retail	3,224,171	—	—	3,224,171
Metals & Mining	3,111,662	—	—	3,111,662
Household Durables	3,030,823	—	—	3,030,823
Oil, Gas & Consumable Fuels	2,755,657	—	—	2,755,657
Pharmaceuticals	2,746,303	—	—	2,746,303
Insurance	2,717,560	—	—	2,717,560
Consumer Staples Distribution & Retail	2,576,632	—	—	2,576,632
Professional Services	2,484,861	—	—	2,484,861
Beverages	2,250,409	—	—	2,250,409
Hotels, Restaurants & Leisure	1,280,510	—	—	1,280,510
Household Products	1,258,469	—	—	1,258,469
Health Care Equipment & Supplies	1,211,953	—	—	1,211,953
Life Sciences Tools & Services	1,193,632	—	—	1,193,632

Total Common Stock	123,428,387	—	—	123,428,387

Money Market Investments	2,066,592	—	—	2,066,592

Total Investments	$125,494,979	$—	$—	$125,494,979

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2026

Issues	Shares	Value

INVESTMENT COMPANIES — 99.6%

Diversified Equity Funds — 18.6%

TCW Concentrated Large Cap Growth Fund — I Class(1)	48,945	$1,447,290

TCW Global Real Estate Fund — I Class(1)	80,476	1,009,163

TCW Relative Value Large Cap Fund — I Class(1)	213,101	3,273,235

TCW Relative Value Mid Cap Fund — I Class(1)	22,603	647,358

		6,377,046

Diversified Fixed Income Funds — 65.5%

TCW Emerging Markets Income Fund — I Class(1)	36,105	254,180

TCW Global Bonds Fund — I Class(1)	101,552	869,284

TCW MetWest High Yield Bonds Fund — I Class(1)	39,525	366,399

TCW MetWest Low Duration Bonds Fund — I Class(1)	79,786	676,587

TCW MetWest Total Return Bonds Fund — I Class(1)	873,923	8,013,873

TCW MetWest Unconstrained Bonds Fund — I Class(1)	349,890	3,666,849

TCW Securitized Bond Fund — I Class(1)	1,100,322	8,604,515

		22,451,687

Exchange-Traded Funds — 14.3%

iShares Gold Trust(2)	7,595	692,664

iShares MSCI EAFE ETF	7,460	751,520

TCW Artificial Intelligence ETF(1),(2)	6,274	240,859

TCW Durable Growth ETF(1)	72,435	2,219,169

TCW Transform Supply Chain ETF(1)	5,332	387,446

TCW Transform Systems ETF(1)	5,981	596,724

		4,888,382

Exchange-Traded Notes — 1.2%

iPath Bloomberg Commodity Index Total Return ETN(2)	9,821	417,000

Total Exchange-traded Notes

(Cost: $319,007)		417,000

Total Investment Companies

(Cost: $30,413,682)		34,134,115

MONEY MARKET INVESTMENTS — 0.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.65%(3)	113,602	113,602

Total Money Market Investments

(Cost: $113,602)		113,602

Total Investments (100.0%) (Cost: $30,527,284)		34,247,717

Excess Of Other Assets Over Liabilities (0.0%)		16,070

Net Assets (100.0%)		$34,263,787

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
ETN	Exchange Traded Note.
(1)	Affiliated issuer.
(2)	Non-income producing security.
(3)	Rate disclosed is the 7-day net yield as of January 31, 2026.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2026

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended January 31, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2026	Value at January 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Artificial Intelligence ETF	$223,588	$17,193	$—	6,274	$240,859	$--	$-	$-	$78
TCW Central Cash Fund	-	200,000	200,000	-	-	21	-	-	-
TCW Concentrated Large Cap Growth Fund - I Class	1,594,253	202,154	80,217	48,945	1,447,290	-	167,957	(5,917)	(262,983)
TCW Durable Growth ETF	3,481,269	-	1,168,311	72,435	2,219,169	-	-	(38,437)	(55,352)
TCW Emerging Markets Income Fund - I Class	250,998	5,739	4,706	36,105	254,180	4,477	-	(176)	2,325
TCW Global Bond Fund - I Class	887,083	19,355	33,957	101,552	869,284	17,062	-	(5,426)	2,229
TCW Global Real Estate Fund - I Class	998,470	49,695	52,928	80,476	1,009,163	15,498	-	(1,268)	15,194
TCW MetWest High Yield Bond Fund - I Class	371,310	4,002	6,913	39,525	366,399	6,635	-	(75)	(1,925)
TCW MetWest Low Duration Bond Fund - I Class	683,595	4,228	12,825	79,786	676,587	7,491	-	(181)	1,770
TCW MetWest Total Return Bond Fund - I Class	8,323,261	116,643	346,232	873,923	8,013,873	120,784	-	(58,167)	(21,632)
TCW MetWest Unconstrained Bond Fund - I Class	3,759,487	67,940	157,079	349,890	3,666,849	49,510	-	(12,948)	9,449
TCW Relative Value Large Cap Fund - I Class	3,236,169	679,297	163,330	213,101	3,273,235	36,881	608,219	(8,036)	(470,865)
TCW Relative Value Mid Cap Fund - I Class	70,806	663,302	18,668	22,603	647,358	2,236	109,594	(2,676)	(65,406)
TCW Securitized Bond Fund - I Class	8,712,008	301,844	354,726	1,100,322	8,604,515	135,851	-	(74,266)	19,655
TCW Transform Supply Chain ETF	386,607	-	-	5,332	387,446	-	-	-	839
TCW Transform Systems ETF	252,908	345,033	-	5,981	596,724	-	-	-	(1,217)

Total					$32,272,931	$396,446	$885,770	$ (207,573)	$ (827,841)

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	January 31, 2026

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$34,134,115	$—	$—	$34,134,115
Money Market Investments	113,602	—	—	113,602
Total Investments	$34,247,717	$—	$—	$34,247,717

TCW Funds, Inc.

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of January 31, 2026 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Note 2 – Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended January 31, 2026.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2026.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2026.

Derivatives:

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended January 31, 2026, the Funds did not enter into option contracts.

Note 3 — Transactions with Affiliates

The summary of each Fund’s transactions in affiliated funds for the period ended January 31, 2026 is listed after the Schedule of Investments.